Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Outstanding Letters of Credit

As at December 31, 2019, the Company had the following outstanding letters of credit for the purpose of purchasing machinery and equipment and materials:

Currency	December 31, 2019
(in thousands)
USD	5,768
JPY	1,951,409